Notes Payable (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Jul. 20, 2020	Jul. 12, 2017	Jul. 22, 2013	Mar. 14, 2013	Feb. 28, 2012	Dec. 31, 2020	Dec. 31, 2019	May 20, 2020	Dec. 08, 2019
Promissory note						$ 7,816,633
Proceeds from convertible promissory note						122,815	$ 440,211
Long-term notes payable						10,541,853	8,627,129
Short-term notes payable						$ 2,891,023	1,022,364
TCA Global Fund [Member]
Interest rate						16.00%
Secured promissory note						$ 2,980,815
TCA Special Situations Credit Strategies ICAV [Member]
Interest rate						16.00%
Secured promissory note						$ 6,202,086
Classic Beverage [Member]
Principal balance						$ 380,051
Interest rate						10.00%
Financing Arrangement [Member]
Principal balance						$ 168,500
Promissory note						168,500
Unsecured Promissory Note [Member] | MGD [Member]
Principal balance					$ 30,000
Interest rate					8.00%
Debt maturity date					Dec. 31, 2020
Promissory note						25,000
Unsecured Promissory Note [Member] | Unrelated Third Party [Member]
Principal balance				$ 86,821
Interest rate				5.00%
Debt maturity date				Feb. 01, 2020
Unsecured Promissory Note One [Member] | Unrelated Third Party [Member]
Principal balance			$ 15,000
Interest rate			5.00%
Debt maturity date			Dec. 31, 2018
Promissory note						15,000
Reduced interest rate			2.00%
Convertible Promissory Note [Member] | JSJ Investments Inc [Member]
Promissory note						19,911
Proceeds from convertible promissory note		$ 75,000
Debt periodic payment on interest		$ 3,360
SBA Loan [Member]
Principal balance								$ 309,900
Promissory note						509,700
Paycheck Protection Program [Member]
Principal balance								$ 509,700
Promissory note						309,900
Promissory Note [Member] | Seaport Group Enterprises LLC [Member]
Principal balance	$ 6,467,800
Installment payments	$ 1,500
Promissory Note [Member] | PNC Inc [Member]
Principal balance									$ 850,000
Notes Payable [Member]
Long-term notes payable						10,583,853	8,669,129
Short-term notes payable						$ 1,969,853	$ 1,362,605